Cover	Sep. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2026
Entity File Number	0-23071
Entity Registrant Name	THE CHILDREN’S PLACE, INC.
Entity Central Index Key	0001041859
Entity Tax Identification Number	31-1241495
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 Plaza Drive
Entity Address, City or Town	Secaucus
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07094
City Area Code	201
Local Phone Number	558-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	PLCE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false